Consolidated Statements of Equity (JPY ¥) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-controlling Interests
Balance at Mar. 31, 2010	¥ 249,653	¥ 605,987	¥ 456,043	¥ (807,986)	¥ (4,374)	¥ (17)
Balance (in shares) at Mar. 31, 2010		2,324,000
Comprehensive income:
Net income	787,775			788,708			(933)
Other comprehensive income, net of tax	68,116				68,116
Conversion of convertible notes	74,808	38,000	36,808
Conversion of convertible notes (in shares)		204,472
Common stock issued under share-based compensation plans	12,767	161,637	(148,870)
Common stock issued under share-based compensation plans (in shares)		102,400
Purchase of treasury stock	(9)					(9)
Share-based compensation	1,134		1,134
Stock issuance by newly established subsidiary	8,000						8,000
Balance at Mar. 31, 2011	1,202,244	805,624	345,115	(19,278)	63,742	(26)	7,067
Balance (in shares) at Mar. 31, 2011		2,630,872
Comprehensive income:
Net income	1,370,638			1,367,687			2,951
Other comprehensive income, net of tax	35,771				35,771
Conversion of convertible notes	104,363	52,800	51,563
Conversion of convertible notes (in shares)		281,150
Share-based compensation	44,268		44,268
Stock issuance by newly established subsidiary	2,000						2,000
Dividends paid	(19,730)			(19,730)
Balance at Mar. 31, 2012	2,739,554	858,424	440,946	1,328,679	99,513	(26)	12,018
Balance (in shares) at Mar. 31, 2012	2,912,022	2,912,022
Comprehensive income:
Net income	600,511			596,021			4,490
Other comprehensive income, net of tax	22,229				22,229
Conversion of convertible notes	105,357	53,350	52,007
Conversion of convertible notes (in shares)		281,114
Share-based compensation	54,919		54,919
Dividends paid	(145,598)			(145,598)
Balance at Mar. 31, 2013	¥ 3,376,972	¥ 911,774	¥ 547,872	¥ 1,779,102	¥ 121,742	¥ (26)	¥ 16,508
Balance (in shares) at Mar. 31, 2013	3,193,136	3,193,136